Intangible Assets (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Intangible Assets
Beginning balance	$ 0		$ 0		$ 0
Proprietary Information	321,547		321,547		0
Impairment	0	$ (1,068)	0	$ (3,893)
Amortization			(8,039)
Ending balance	$ 313,508		$ 313,508		$ 0